Debt, Total (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Debt Instrument
Revolving Credit Facility		$ 305,000	$ 260,000
Term Loan Facility		250,000	0
Capital lease obligations		8,000	8,000
Total Debt		2,883,000	2,588,000
Debt Instrument Unamortized Discount Premium And Debt Issuance Costs Net	[1]	(39,000)	(44,000)
Current maturities		0	0
Debt, less current maturities		2,844,000	2,544,000	[2]
Aggregate maturities of debt due in 2019		806,000
Aggregate maturities of debt due in 2020		720,000
Amortization of financing costs		8,000	6,000		$ 2,000
Payments for loans		$ 0
Interest rate during period		3.10%
5.500% Senior Notes Due 2019
Debt Instrument
Senior Notes		$ 500,000	500,000
5.875% Senior Notes due 2020
Debt Instrument
Senior Notes	[3]	470,000	470,000
Unamortized premium		4,000	5,000
6.125% Senior Notes due 2021
Debt Instrument
Senior Notes		550,000	550,000
6.250% Senior Notes Due 2022
Debt Instrument
Senior Notes		$ 800,000	$ 800,000
Eurodollar | Unsecured Term Loan Facility
Debt Instrument
Reference Rate Percent	[4]	0.35%
Eurodollar or base rate margin	[4]	2.75%
Base Rate | Unsecured Term Loan Facility
Debt Instrument
Reference Rate Percent	[4]	3.50%
Eurodollar or base rate margin	[4]	1.75%

[1]	The Company adopted ASU 2015-03 in the first quarter of 2015 and applied changes retrospectively to the prior period presented. See Note 1 for further discussion.
[2]	Adjusted to include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.
[3]	Unamortized premium of $4 million and $5 million associated with these senior notes are included in unamortized issuance costs at December 31, 2015 and 2014, respectively.
[4]	We can elect the interest rate to apply to the Unsecured Term Loan Facility between a base rate plus the base rate margin, or a Eurodollar rate, for the applicable term, plus the Eurodollar margin at the time of borrowing.